United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2012

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, November 8, 2012
Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems, Inc.            COM              00724F101    19433   599150 SH       Sole                   599150
African Potash                 COM              B4QYTJ5        120  1000000 SH       Sole                  1000000
Anadarko Petroleum             COM              032511107    11670   166910 SH       Sole                   166910
Beacon Roofing Supply          COM              073685109    21649   760150 SH       Sole                   760150
EMC Corp.                      COM              268648102      769    28200 SH       Sole                    28200
Ecolab Inc.                    COM              278865100    14093   217450 SH       Sole                   217450
Enersys                        COM              29275Y102    16233   459975 SH       Sole                   459975
Fastenal Co.                   COM              311900104    10965   255050 SH       Sole                   255050
Fiserv Inc.                    COM              337738108    19553   264125 SH       Sole                   264125
Gardner Denver, Inc.           COM              365558105    15369   254415 SH       Sole                   254415
General Electric Co            COM              369604103      981    43200 SH       Sole                    43200
Henry Schein Inc.              COM              806407102    17912   226100 SH       Sole                   226100
Hovnanian Entr.                COM              442487203     6917  1999000 SH       Sole                  1999000
Intel Corp                     COM              458140100    16254   717450 SH       Sole                   717450
Intuit, Inc.                   COM              461202103    17426   295950 SH       Sole                   295950
Linear Technology              COM              535678106    19564   614835 SH       Sole                   614835
Mettler-Toledo Int'l           COM              592688105    17139   100381 SH       Sole                   100381
Microsoft Corp.                COM              594918104      994    33400 SH       Sole                    33400
Paccar Inc.                    COM              693718108    14509   362550 SH       Sole                   362550
Paychex, Inc.                  COM              704326107    18749   563200 SH       Sole                   563200
Petromanas Energy              COM              71672A105      203  1000000 SH       Sole                  1000000
Polypore Int'l Inc.            COM              73179V103    16510   467050 SH       Sole                   467050
ProSh UltSht 20+ TYS           COM              74347B201     1637   105000 SH       Sole                   105000
Ritchie Bros.                  COM              767744105      577    30000 SH       Sole                    30000
Robert Half Int'l              COM              770323103    15842   594875 SH       Sole                   594875
Rollins, Inc.                  COM              775711104     7722   330150 SH       Sole                   330150
SM Energy Company              COM              78454L100    18093   334370 SH       Sole                   334370
Schlumberger Ltd.              COM              806857108    11768   162700 SH       Sole                   162700
Toll Brothers, Inc.            COM              889478103    22792   685900 SH       Sole                   685900
Verizon Comm.                  COM              92343V104      419     9200 SH       Sole                     9200
Waters Corporation             COM              941848103    17593   211120 SH       Sole                   211120